GIT Tax-Free Trust
                       1655 Fort Myer Drive
                            Suite 1000
                    Arlington, Virginia  22209
                           703/528-3600


February 5, 1997

Filed Electronically

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     RE:  GIT Equity Trust (the "Trust")
          Filing Pursuant to Reg. 230.497(j)
          Registration No. 2-77986; File No. 811-3486

Dear Sir or Madam:

     This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

                              Respectfully submitted,

                              (signature)

                              W. Richard Mason
                              Secretary

cc:  John A. Dudley, Esq.